RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 09, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Deferred revenue		$ 0	$ 3,663
Common Stock | Legacy ESS
Related Party Transaction [Line Items]
Shares issued to related parties (in shares)	15,674,965
Related parties | Common Stock | Legacy ESS
Related Party Transaction [Line Items]
Shares issued to related parties (in shares)	6,707,318
Technology Consulting
Related Party Transaction [Line Items]
Related party transaction amount		$ 31
Energy Warehouse Sales
Related Party Transaction [Line Items]
Accounts receivable from related party			66
Deferred revenue			$ 171